Leases - Schedule of right of use assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of right of use assets [Abstract]
Cost, Beginning	$ 39,579	$ 36,909	$ 36,909
Cost, Additions	1,388	20,531
Cost, Disposals	(3,275)	(17,861)
Cost, Ending	37,692	39,579	36,909
Accumulated depreciation, Beginning	(14,697)	(13,098)
Accumulated depreciation, Depreciation expense	(6,544)	(12,734)	(13,098)
Accumulated depreciation, Eliminated on disposals	933	11,135
Accumulated depreciation, Ending	$ (20,308)	$ (14,697)	$ (13,098)